Others - Summary of Reconciliation of Allowance for Impairment and Provision (Details) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure For Reconciliation Of Allowance For Impairment And Provision [Line Items]
Impairment loss adjustment	$ 0	$ 0
Ending Balance	8,622
IAS 39
Disclosure For Reconciliation Of Allowance For Impairment And Provision [Line Items]
Beginning balance	18,132	592
IFRS 9
Disclosure For Reconciliation Of Allowance For Impairment And Provision [Line Items]
Ending Balance	$ 18,132	$ 592